OTHER INCOME, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income Net
Government grants (1)	$ (267,927)	$ (289,629)	$ (165,665)
Rental income (lessor lease)	(243,986)	(186,223)	(207,857)
(Income)/loss from disposal of scrap materials	67,983	(10,698)	(51,289)
Derecognition of accounts payable (2)	(75,588)
Other (income)/expenses	(35,925)	12,202	(9,220)
Total	$ (555,443)	$ (474,348)	$ (434,031)